Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 15,905	¥ 4,687
Gross realized losses	(9,151)	(3,925)
Net realized gains (losses) on sales of available-for-sale securities	¥ 6,754	¥ 762